FINANCIAL INSTRUMENTS - Gain (Loss) on Non-Hedge Derivatives and Warrants (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
(Gain) loss on cash flow hedges	$ 200,000	$ 600,000
Gains (losses) on non-hedge derivatives and warrants	12,600,000	3,100,000
Unrealized gains on partial discontinuation of hedging relationship	9,400,000	17,300,000
Gains on change in fair value of derivatives		1,100,000
(Gain) loss on cash flow hedges	1,500,000
Rosebel Gold Mines N.V.
Disclosure of maturity analysis for derivative financial liabilities [line items]
Unrealized loss on partial discontinuation of hedging relationship	7,800,000
Embedded derivative
Disclosure of maturity analysis for derivative financial liabilities [line items]
(Gain) loss on cash flow hedges	0	(1,500,000)
Term Loan
Disclosure of maturity analysis for derivative financial liabilities [line items]
(Gain) loss on cash flow hedges	4,100,000	0
TARF
Disclosure of maturity analysis for derivative financial liabilities [line items]
(Gain) loss on cash flow hedges	4,300,000	(9,200,000)
Extendible forward arrangement
Disclosure of maturity analysis for derivative financial liabilities [line items]
(Gain) loss on cash flow hedges	2,600,000	(3,000,000.0)
Realized gain (loss) on forward settlements	0	1,600,000
Crude Oil Derivative Contracts
Disclosure of maturity analysis for derivative financial liabilities [line items]
(Gain) loss on cash flow hedges	1,600,000	16,900,000
Other Instruments
Disclosure of maturity analysis for derivative financial liabilities [line items]
(Gain) loss on cash flow hedges	0	(100,000)
TARF
Disclosure of maturity analysis for derivative financial liabilities [line items]
(Gain) loss on cash flow hedges	$ (5,500,000)	$ (1,000,000)